Provisions for pensions and similar obligations (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Present Value Of The Obligations Post Employment Plans [Abstract]
To current employees		R$ 796,243	R$ 770,423	R$ 753,697
Vested obligations to retired employees		21,205,366	19,998,703	16,772,102
Total		22,001,609	20,769,126	17,525,799
Less:
Fair value of plan assets		20,689,637	20,116,916	16,275,269
Unrecognized assets	[1]	(1,090,682)	(969,161)	(963,031)
Provisions - Post-employment plans, net		2,402,654	1,621,371	2,213,561
Present value of the obligations - Other similar obligations:
To current employees		228,107	200,009	315,474
Vested obligations to retired employees		4,815,654	4,046,480	5,719,260
Total		5,043,761	4,246,489	6,034,734
Less:
Fair value of plan assets		3,721,147	3,310,895	5,673,071
Unrecognized assets	[1]	0	0	(121,429)
Provisions - Other similar obligations, net		1,322,614	935,594	483,092
Total provisions for pension plans, net		3,725,268	2,556,965	2,696,653
Of which:
Actuarial provisions		3,923,457	2,710,627	2,696,653
Actuarial assets (note 16)		R$ 198,189	R$ 153,662	R$ 0

[1]	Refers to fully funded plans Banesprev I and III, Sanprev I,II and III and Bandeprev.